Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings Per Share
11.	EARNINGS (LOSS) PER SHARE
Basic earnings (loss) per share (“basic EPS”) and diluted earnings (loss) per share (“diluted EPS”) attributable to common stockholders is calculated in conformity with the two-class
method required for participating securities: Class A and Class B common stock. The rights of the holders of Class A and Class B common stock are identical, except with respect to voting, conversion, and transfer rights. Each share of Class A common stock is entitled to one vote per share and each share of Class B common stock is entitled to twenty votes per share. Each share of Class B common stock is convertible at any time at the option of the stockholder into one share of Class A common stock.
Basic EPS attributable to common stockholders is computed by dividing net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period. For the calculation of diluted EPS, net income (loss) attributable to common stockholders for basic EPS is adjusted by the effect of dilutive securities. Diluted EPS attributable to common stockholders is computed by dividing the net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding, including all potentially dilutive common shares.
As the economic rights of Class A and Class B common stock are identical, undistributed earnings are allocated on a proportionate basis and presented on a combined basis. The following table sets forth the computation of basic and diluted EPS and a reconciliation of the weighted average number of common and common equivalent shares outstanding for the three and six months ended June 30, 2020 and June 30, 2021 (in thousands, except share and per share amounts):

	Three months ended June 30,		For the six months ended June 30,
	2020	2021	2020	2021
Numerator:
Net income (loss)	$14,175	$(40,546)	$18,309	$(29,106)
Denominator:
Weighted-average shares—basic	153,052,983	156,867,484	153,052,983	155,725,959
Effect of dilutive stock options	627,659	—	608,873	—

Weighted-average shares—diluted	153,680,642	156,867,484	153,661,856	155,725,959

Earnings per share:
Basic earnings (loss) per share	$0.09	$(0.26)	$0.12	$(0.19)
Effect of dilutive stock options	—	—	—	—
Diluted earnings (loss) per share	$0.09	$(0.26)	$0.12	$(0.19)

The Company excluded the following weighted average common equivalent shares from the computation of diluted earnings (loss) per share for the three and six months ended June 30,

2020 and the three and six months ended June 30, 2021 because including them would have had an anti-dilutive effect:

	Three months ended June 30,		Six months ended June 30,
	2020	2021	2020	2021
Stock options to purchase common stock	14,605,610	40,690,767	14,611,210	40,260,756
Restricted stock units	5,410,440	4,749,957	5,410,440	5,078,374

13. EARNINGS PER SHARE
The following table sets forth the computation of basic and diluted earnings per share and a reconciliation of the weighted average number of common and common equivalent shares outstanding for the years ended December 31, 2019 and 2020 (in thousands, except share and per share amounts).

	Years Ended December 31,
	2019	2020
Numerator:
Net income basic and diluted	$112	$49,758
Denominator:
Weighted-average shares—basic	153,052,983	153,327,308
Effect of dilutive stock options	571,030	10,004,040

Weighted-average shares—diluted	153,624,013	163,331,348

Earnings per share:
Basic earnings per share	$—	$0.32
Effect of dilutive stock options	—	(0.02)
Diluted earnings per share	$—	$0.30
The Company excluded the following from the computation of diluted earnings per share for the years ended December 31, 2019 and 2020 because including them would have had an anti-dilutive effect:

	Years Ended December 31,
	2019	2020
Stock options to purchase common stock	15,697,638	31,485,366

The Company also had RSUs outstanding as of December 31, 2020, which include a performance based vesting condition satisfied upon the occurrence of a qualifying event, defined as a change of control transaction or an IPO. Because the necessary conditions for the vesting of the restricted stock had not been satisfied as of December 31, 2020, the Company has excluded the RSUs from the table above as of December 31, 2020 and the calculation of diluted net income per share for the year ended December 31, 2020.